Net Earnings (Loss) per Common Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Net Earnings (Loss) per Common Share

Note 21 Net Earnings (Loss) per Common Share

The following table sets forth the calculation of basic and diluted net earnings (loss) per common share under the two-class method for the three years ended December 31, 2013 in millions, except per share data:

	2013	2012	2011
Basic Net Earnings (Loss) Per Common Share:
Numerator
Net earnings (loss) available to common stockholders	$124.2	$(1,410.3)	$149.1
Distributed and allocated undistributed net earnings (loss) to non-vested restricted stockholders	(0.6)	(0.5)	(0.9)

Distributed and allocated undistributed net earnings (loss) to common stockholders	123.6	(1,410.8)	148.2
Distributed net earnings — dividends paid to common stockholders	(101.3)	(100.4)	(86.8)

Allocation of undistributed net earnings (loss) to common stockholders	$22.3	$(1,511.2)	$61.4

Denominator
Weighted average number of common shares outstanding — basic	194.6	192.8	167.0
Basic net earnings (loss) per common share:
Distributed net earnings (loss) to common stockholders	$0.52	$0.52	$0.52
Allocated undistributed net earnings (loss) to common stockholders	0.12	(7.83)	0.37

Basic net earnings (loss) per common share:	$0.64	$(7.31)	$0.89

Diluted Net Earnings (Loss) Per Common Share:
Numerator
Distributed and allocated undistributed net earnings (loss) to common stockholders	$123.6	$(1,410.8)	$148.2
Add: Allocated undistributed net earnings (loss) to non-vested restricted stockholders	0.1	—	0.4
Less: Undistributed net earnings (loss) reallocated to non-vested restricted stockholders	(0.1)	—	(0.3)

Net earnings (loss) available to common stockholders — diluted	$123.6	$(1,410.8)	$148.3

Denominator(1)
Weighted average number of common shares outstanding — basic	194.6	192.8	167.0
Effect of assumed issuance of Settlement agreement shares	18.0	—	18.0
Effect of non-vested restricted stock units	0.9	—	0.4

Weighted average number of common shares outstanding — diluted	213.5	192.8	185.4

Diluted net earnings (loss) per common share	$0.58	$(7.31)	$0.80

(1)	Provides for the following items if their inclusion is dilutive: (i) the effect of assumed issuance of 18 million shares of common stock reserved for the Settlement agreement as defined and (ii) the effect of non-vested restricted stock and restricted stock units using the treasury stock method. In calculating diluted net (loss) earnings per common share for 2012, our diluted weighted average number of common shares outstanding excludes the effect of the items mentioned above as the effect was anti-dilutive.

PSU Awards

Since the PSU awards discussed in Note 19, “Stockholders’ Equity,” are contingently issuable shares that are based on a condition other than earnings or market price, these shares will be included in the diluted weighted average number of common shares outstanding when they have met the performance conditions as of these dates and when their effect is dilutive. Certain shares related to the PSU awards were included in the diluted weighted average number of common shares outstanding for the year ended December 31, 2011 because the target levels of their respective performance conditions were met as of December 31, 2011. Shares related to the PSU awards were not included in the diluted weighted average number of common shares outstanding for the year ended December 31, 2012 because the effect was anti-dilutive. Shares related to the PSU awards were not included in the diluted weighted average number of common shares outstanding for the year ended December 31, 2013 because the target levels of their respective performance conditions were not met as of December 31, 2013.

SLO Awards

The shares or units associated with the 2013 SLO awards are considered contingently issuable shares and therefore are not included in the basic or diluted weighted average number of common shares outstanding for the year ended December 31, 2013. These shares or units, discussed in Note 19, “Stockholders’ Equity,” will not be included in the common shares outstanding until the final determination of the amount of annual incentive compensation is made in the first quarter of 2014. Once this determination is made, the shares or units will be included in the basic weighted average number of common shares outstanding if the employee is retirement eligible or in the diluted weighted average number of common shares outstanding regardless of whether the employee is retirement eligible if the impact to diluted net earnings per common share is dilutive. The numbers of shares or units associated with SLO awards for the years ended December 31, 2013, 2012 and 2011 were nominal and, for the years ended December 31, 2012, have not been included in the diluted weighted average number of common shares outstanding as the effect was anti-dilutive.